Basis of Preparation and Presentation	12 Months Ended
Dec. 31, 2023
Basis of Preparation and Presentation [Abstract]
Basis of Preparation and Presentation
3.
BASIS OF PREPARATION AND PRESENTATION

These consolidated financial statements have been prepared in accordance with IFRS Accounting Standards as issued by the International Accounting Standards Board ("IFRS") issued and outstanding as of December 31, 2023.

These consolidated financial statements reflect the activities of the Company from October 3, 2023 and the activities of LAC North America on a "carve-out" basis prior to that date and for the comparative periods presented. Prior to October 3, 2023, LAC North America did not operate as a separate legal entity. The assets, liabilities, results of operations and cash flows prior to October 3, 2023 were those specifically identifiable to LAC North America including assets, liabilities and expenses relating to Thacker Pass, specified investments, transactions and balances arising from the GM investment, as well as an allocation of certain costs relating to the management of those relevant assets, liabilities and results of operations. Such costs have been allocated from the shared corporate expenses of Old LAC based on the estimated level of involvement of Old LAC management and employees with LAC North America.

3.
BASIS OF PREPARATION AND PRESENTATION (continued)

For the period prior to October 3, 2023, these consolidated financial statements present the financial position, results of operations, changes in shareholders' equity and cash flows of the Company as if it had operated on a stand-alone basis. During these periods, Old LAC costs were allocated to LAC North America for corporate administrative expenses and employment costs of Old LAC employees primarily relating to Old LAC employees who provided services including accounting and finance, legal, information technology, human resources, marketing, investor relations, contract support, treasury, administrative and other corporate head office services.

The expenses and cost allocations have been determined on a basis considered by Old LAC to be a reasonable reflection of the utilization of services provided to or the benefit received by LAC North America during the periods presented relative to the total costs incurred by Old LAC.